Form N-23C-1

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.


STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING OCTOBER 31, 1998


CORPORATE RENAISSANCE GROUP, INC.

Date      Identification    Number     Price     Approx. Asset        Name of
of         of Security        of       Per       Value or Approx.     Seller or
Each                        Shares     Share     Asset Coverage       of
Trans-                                           Per Share at         Seller's
action                                           Time of Purchase     Broker
________________________________________________________________________________

10/08/98   Common Stock     15,000     5.8125        8.43            Herzog,
                                                                     Heine,
                                                                     Geduld

10/14/98   Common Stock        500     5.8125        8.44            Herzog,
                                                                     Heine,
                                                                     Geduld

10/19/98   Common Stock        500     5.8125        8.66            Herzog,
                                                                     Heine,
                                                                     Geduld

10/21/98   Common Stock     18,500     5.8750        8.66            Herzog,
                                                                     Heine,
                                                                     Geduld

10/21/98   Common Stock      6,000     5.8125        8.66            Herzog,
                                                                     Heine,
                                                                     Geduld

10/23/98   Common Stock        900     5.8125        8.66            Herzog,
                                                                     Heine,
                                                                     Geduld

10/27/98   Common Stock      2,600     5.8125        8.68            Herzog,
                                                                     Heine,
                                                                     Geduld


REMARKS:  None



CORPORATE RENAISSANCE GROUP, INC.


/s/ Martin E. Winter
______________________________________
Martin E. Winter
Secretary and Treasurer

Date of Statement:  November 2, 1998